Sale of assets (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table presents financial results of the CNG Compressor business and residual Industrial business segment entities which are included in net income (loss) from discontinued operations for the years ended December 31, 2019, 2018 and 2017:

	December 31, 2019	December 31, 2018	December 31, 2017
Revenue	$—	$8,837	$46,268

Cost of revenue	—	7,548	34,647
Research and development	—	603	2,972
General and administrative	—	1,083	5,027
Sales and marketing	147	575	2,713
	147	9,809	45,359
Operating income (loss) from discontinued operations	(147)	(972)	909

Restructuring costs	—	1,268	—
Net gain on sale of assets	—	(10,710)	(58,310)
Other expenses	—	—	220
Income (loss) from discontinued operations before income tax	(147)	8,470	58,999
Income tax expense (recovery)	—	(808)	6,118
Net income (loss) from discontinued operations	$(147)	$9,278	$52,881